Annual Report To
                                                       Shareholders For The Year
                                                       Ending August 31, 1999




Kemper Large Company Growth Fund

                        Kemper Large Company Growth Fund

Average Annual Total Returns*
For period ended August 31, 1999 (adjusted for the maximum sales charge)

                                                Life of Class
                                                -------------

Kemper Large Company                            -0.30%(since 12/31/98)
Fund Class A Shares
Kemper Large Company                            1.16 %(since 12/31/98)
Growth Fund Class B Shares
Kemper Large Company                            4.16% (since 12/31/98)
Growth Fund Class C Shares

Returns are historical and do not guarantee future results. Investment returns and principal values will fluctuate so that shares, when redeemed, may be worth more or less than original cost.


Performance

Despite the challenges of a shifting market climate, Kemper Large Company Growth Fund has held its own during its first eight months of operations. From December 31, 1998 through August 31, 1999, the fund earned 5.79 percent (Class A shares, unadjusted for any sales charges). The fund's benchmark, the Russell 1000 Growth Index, gained 8.68 percent during the same period.


Investment Philosophy

We manage the fund according to a pure-growth investment philosophy. We believe that over time, companies with strong franchises, skilled management, and sustainable, consistent earnings growth can produce superior long-term returns. We are dedicated to forward-looking fundamental analysis supplemented by quantitative research.

         We're buy-and-hold investors. In other words, we have to really believe in a stock before we buy it. Once we've bought it, we're not going to sell it because of short-term nonfundamental price changes.

         In order to maintain disciplined diversification, we use the sector weightings of the Russell 1000 Growth Index (plus or minus 5 percent) as a guide for creating a well-diversified growth portfolio. This strategy allows us to focus our energies on individual bottom-up stock selection, where we believe we can add the most value for shareholders.

General Market Commentary

While not so dramatic a period as the second half of 1998, the equity market experienced plenty of volatility in 1999. During the eight months of the fund's operations, the markets shifted from growth to value and back to growth again. Large-capitalization and small-capitalization stocks have also alternated the lead.

First quarter 1999 Throughout the first quarter, the market climate was one of cautious optimism. The Russian debt default and ensuing market correction of August 1998 were still fresh in investors' minds. Nonetheless, by 1999, the crisis climate had abated and the domestic economy moved forward at an encouraging pace. Growth rates were slow and steady. Interest rates, inflation and unemployment remained extremely low, while consumer confidence remained high. As had been the case since late 1997, investors were reluctant to commit to smaller-cap and value stocks. Instead, they preferred the greater liquidity and established status of large-cap, household name companies.

         The market remained generally narrow, with technology stocks performing particularly robustly, due to enthusiasm about the growth of the Internet and electronic commerce.



Second quarter 1999 In the second quarter, many favorable macro-economic trends continued. These positive factors included improvements in Asian economies, solid domestic growth, steady corporate profits and low inflationary pressure. Yet, the equity markets experienced dramatic directional shifts in the second quarter. In a clear departure from the trends that had been in place for the last year, small-cap stocks significantly outperformed large-cap stocks, and value stocks outperformed growth stocks. Moreover, the market seemed to turn a blind eye to fundamentals: lower-quality companies were rewarded over higher-quality ones. The Federal Reserve Bank's interest-rate hike also contributed to a less-hospitable climate for large-cap growth stocks. While value-oriented stocks gained, many technology stocks also contributed good returns. One notable exception was America Online, which tumbled alongside many other Internet stocks.


July and August 1999 In the final two months of the fiscal year, the market changed directions once again. Large-capitalization growth stocks gained ground back, and the market seemed to be placing a greater premium on fundamentals. Against the backdrop of an extremely narrow market, technology stocks continued to be strong performers.


Fund Analysis

First quarter 1999 In the first quarter, the portfolio generated a quite respectable return of 5.89 percent (class A shares unadjusted for sales charge), a bit behind the Russell 1000 Growth Index, up 6.36 percent. During this period, the market favored our large-cap growth discipline. In an environment of high consumer confidence, many of our retail holdings were stellar performers. Media stocks performed at a brisk clip, including Clear Channel Communications and Univision. Technology and communications stocks also contributed good returns, including America Online, Applied Materials and EMC Corp.

         Although many of our retail stocks did well, Rite-Aid was a notable exception. Overly ambitious expansion plans took a toll on earnings. (We've since sold it from the portfolio, as its longer-term growth prospects seem fundamentally questionable.) The fund's returns were also limited by consumer staples, health-care and financial-service stocks. Uncertainty stemming from emerging-market exposure hindered stocks in consumer staple and health care groups, while a handful of insurance companies fell short of our expectations for growth.

Second quarter 1999 The climate of the second quarter was less hospitable to our investment discipline. The fund slowed its pace, gaining 1.99 percent, while the Russell 1000 Growth Index gained 3.85 percent. In addition to the market's penchant for value and smaller-cap names, our quality-focused approach was at odds with the overall market sentiment. Although their fundamentals remained intact, many high quality companies saw their stock prices pummeled. As always, we remained committed to our quality-driven approach, holding firm conviction that lower quality companies could not sustain their outperformance over high quality companies.

         During this challenging period, our media stocks continued to post healthy gains, with Univision and Infinity among the most notable performers. Technology stocks Linear Technology, Cisco Systems and Applied Materials also did well, helping to offset the declines of EMC and America Online.

         Retail stocks, meanwhile, had their share of disappointments. Regulatory and product-pipeline concerns also cast a shadow across some of our large-cap pharmaceutical holdings.



July and August 1999 In July, many of our quality companies continued to suffer, even when they met or exceeded earnings expectations. However, we saw a more positive climate for our quality-driven investment style re-emerge during the final weeks of the fiscal year. Large-cap pharmaceuticals came back during that month. Several of our technology holdings, including Microsoft, Intel and Sun Microsystems, closed the fiscal year on a bright note.

         The market's return to fundamentals affirmed our commitment to style consistency and quality. As we've noted, we believe that a successful long-term investment portfolio is built around superior companies. That's a belief we didn't stray from, and we're glad we held the course.

Growth of an assumed $10,000 investment in Kemper Large Company Growth Fund Class A from 12/31/98 through 8/31/99. Adjusted for maximum sales charge.

IN THE ORIGINAL DOCUMENT A LINE CHART APPEARS HERE

CHART DATA:

                                             12/31/1998     4/30/99     8/31/99
                                             ----------     -------     -------
Kemper Large Company Growth Fund Class A*                   $10,474      $9,971
Russell 1000 Growth Index**                     $10,000     $10,649     $10,868
Consumer Price Index***                         $10,000     $10,141     $10,195


Growth of an assumed $10,000 investment in Kemper Large Company Growth Fund Class B from 12/31/98 through 8/31/99. Adjusted for maximum sales charge

IN THE ORIGINAL DOCUMENT A LINE CHART APPEARS HERE

CHART DATA:

                                           12/31/1998     4/30/99     8/31/99
                                           ----------     -------     -------

Kemper Large Company Growth Fund Class B*    $10,000     $10,053     $10,416
Russell 1000 Growth Index**                  $10,000     $10,649     $10,868
Consumer Price Index***                      $10,000     $10,141     $10,195

Growth of an assumed $10,000 investment in Kemper Large Company Growth Fund Class C from 12/31/98 through 8/31/99. Adjusted for maximum sales charge

IN THE ORIGINAL DOCUMENT A LINE CHART APPEARS HERE

CHART DATA:

                                                12/31/1998  4/30/99   8/31/99
                                                ----------  -------   -------
Kemper Large Company Growth Fund Class C*        $10,000   $10,053   $10,416
Russell 1000 Growth Index**                      $10,000   $10,649   $10,868
Consumer Price Index***                          $10,000   $10,141   $10,195

* Average annual total return and total return measures net investment income and capital gain or loss from portfolio investments over the periods specified, assuming reinvestment of all dividends and, where indicated, adjustment for the maximum sales charge. The maximum sales charge for Class A shares is 5.75%. For Class B shares the maximum contingent deferred sales charge (CDSC) is 4%. Class C shares have no sales charge adjustment, but redemptions within one year of purchase may be subject to a contingent deferred sales charge of 1%. Share classes invest in the same underlying portfolio. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report. Returns are historical and do not guarantee future results. Investment returns and principal values will fluctuate so that shares, when redeemed may be worth more or less than original cost.

** The Russell 1000 Growth Index is an unmanaged index comprised of common stocks of larger U.S. companies with greater than average growth orientation and represents the universe of stocks from which "earnings/growth" money managers typically select. Source is CDA Wiesenberger.

***The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is CDA Wiesenberger.

Kemper Large Company Growth Fund
Portfolio of Investments at August 31,1999

-----------------------------------------------------------------------------------------------------------------------------
Common stocks                                                                                Number of Shares    Value ($)
-----------------------------------------------------------------------------------------------------------------------------
Communications-2.7%

     Telephone/communications                    Frontier Corp.                                             400       16,775
                                            (a)  JDS Uniphase Corp.                                         100       10,606
                                            (a)  MCI WorldCom, Inc.                                         400       30,300
                                                 ----------------------------------------------------------------------------
                                                                                                                      57,681

-----------------------------------------------------------------------------------------------------------------------------
Consumer discretionary-12.7%

     Department & chain stores-7.4%         (a)  Costco Wholesale Corp.                                     400       29,900
                                                 Dayton Hudson Corp.                                        400       23,200
                                                 Gap Inc.                                                   450       17,606
                                                 Home Depot, Inc.                                           700       42,787
                                                 Wal-Mart Stores, Inc.                                    1,000       44,313
                                                 ----------------------------------------------------------------------------
                                                                                                                     157,806

     Recreational products-2.8%             (a)  Electronic Arts, Inc.                                      400       27,450
                                                 Hasbro, Inc.                                               600       14,662
                                            (a)  Premier Parks, Inc.                                        500       16,375
                                                 ----------------------------------------------------------------------------
                                                                                                                      58,487

     Restaurants-1.4%                            McDonald's Corp.                                           700       28,963
                                                 ----------------------------------------------------------------------------

     Specialty retail-1.1%                       Circuit City Stores, Inc.                                  400       17,200
                                            (a)  Priceline.com, Inc.                                        100        6,813
                                                 ----------------------------------------------------------------------------
                                                                                                                      24,013

-----------------------------------------------------------------------------------------------------------------------------
Consumer staples-7.7%

     Food & beverage-3.2%                        Coca-Cola Co., Inc.                                        800       47,850
                                                 PepsiCo, Inc.                                              600       20,475
                                                 ----------------------------------------------------------------------------
                                                                                                                      68,325

     Package goods/cosmetics-4.5%                Colgate-Palmolive Co.                                      700       37,450
                                                 Estee Lauder Companies "A"                                 400       18,375
                                                 Procter & Gamble Co.                                       400       39,700
                                                 ----------------------------------------------------------------------------
                                                                                                                      95,525

-----------------------------------------------------------------------------------------------------------------------------
Durables-3.5%

     Telecommunications equipment                Lucent Technologies, Inc.                                1,150       73,672
                                                 ----------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Energy-.9%

     Oilfield services/equipment                 Schlumberger Ltd.                                          300       20,025
                                                 ----------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Financial-4.6%

     Consumer finance-1.6%                       American Express Credit Corp.                              140       19,250
                                                 Capital One Finance Corp.                                  400       15,100
                                                 ----------------------------------------------------------------------------
                                                                                                                      34,350

     Insurance-2.2%                              American International Group, Inc.                         500       46,344
                                                 ----------------------------------------------------------------------------

     Other financial companies-.8%               Morgan Stanley, Dean Witter & Co.                          200       17,163
                                                 ----------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Health-14.5%

     Health industry services-.6%                IMS Health, Inc.                                           500       13,812
                                                 ----------------------------------------------------------------------------

     Medical supply & specialty-2.8%             Medtronic, Inc.                                            640       50,080
                                            (a)  VISX, Inc.                                                 100        9,050
                                                 ----------------------------------------------------------------------------
                                                                                                                      59,130


-----------------------------------------------------------------------------------------------------------------------------
Common stocks                                                                                  Number of Shares    Value ($)
-----------------------------------------------------------------------------------------------------------------------------
     Pharmaceuticals-11.1%                       Bristol-Myers Squibb Co.                                   400       28,150
                                                 Johnson & Johnson                                          430       43,968
                                                 Merck & Co., Inc.                                          640       43,000
                                                 Pfizer, Inc.                                             1,800       67,950
                                                 Schering-Plough Corp.                                      500       26,281
                                                 Warner-Lambert Co.                                         400       26,500
                                                 ----------------------------------------------------------------------------
                                                                                                                     235,849

-----------------------------------------------------------------------------------------------------------------------------
Manufacturing-8.3%

     Diversified manufacturing-7.4%              General Electric Co.                                       750       84,234
                                                 Textron, Inc.                                              400       32,300
                                                 Tyco International Ltd. (New)                              400       40,525
                                                 ----------------------------------------------------------------------------
                                                                                                                     157,059

     Industrial specialty-.9%               (a)  QUALCOMM, Inc.                                             100       19,219
                                                 ----------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Media-7.1%

     Advertising-2.0%                            Omnicom Group, Inc.                                        400       30,150
                                            (a)  Outdoor Systems, Inc.                                      350       11,309
                                                 ----------------------------------------------------------------------------
                                                                                                                      41,459

     Broadcasting & entertainment-4.2%      (a)  Clear Channel Communications, Inc.                         700       49,044
                                            (a)  Infinity Broadcasting Corp.                                700       18,944
                                            (a)  Univision Communication, Inc.                              300       22,125
                                                 ----------------------------------------------------------------------------
                                                                                                                      90,113

     Cable television-.9%                   (a)  AT&T Corp - Liberty Media Group                            600       19,200
                                                 ----------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Service industries-5.4%

     Edp services-3.7%                      (a)  America Online, Inc.                                       440       40,177
                                                 Electronic Data Systems Corp.                              300       16,837
                                            (a)  PSINet, Inc.                                               450       21,544
                                                 ----------------------------------------------------------------------------
                                                                                                                      78,558

     Investment-.8%                              Charles Schwab Corp.                                       400       15,800
                                                 ----------------------------------------------------------------------------

     Miscellaneous commercial services-.9%       Galileo International, Inc.                                400       19,400
                                                 ----------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Technology-23.9%

     Computer software-5.3%                 (a)  Microsoft Corp.                                          1,220      112,926
                                                 ----------------------------------------------------------------------------

     Diverse electronic products-3.0%       (a)  Applied Materials, Inc.                                    350       24,872
                                                 Motorola, Inc.                                             200       18,450
                                            (a)  Teradyne, Inc.                                             300       20,419
                                                 ----------------------------------------------------------------------------
                                                                                                                      63,741

     Edp peripherals-1.6%                   (a)  EMC Corp.                                                  550       33,000
                                                 ----------------------------------------------------------------------------

     Electronic components/distributors-4.9%(a)  Cisco Systems, Inc.                                      1,550      105,109
                                                 ----------------------------------------------------------------------------

     Electronic data processing-3.3%             International Business Machines Corp.                      215       26,781
                                            (a)  Sun Microsystems, Inc.                                     550       43,725
                                                 ----------------------------------------------------------------------------
                                                                                                                      70,506

     Semiconductors-5.8%                         Intel Corp.                                              1,370      112,597
                                                 Linear Technology Corp.                                    180       11,329
                                                 ----------------------------------------------------------------------------
                                                                                                                     123,926

                                                 ----------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS-91.3%
                                                 (Cost: $1,759,419)                                                1,941,161
                                                 ----------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                           Principal Amount ($)  Value ($)
-----------------------------------------------------------------------------------------------------------------------------
Repurchase agreement-8.7%                   (b)  State Street Bank and Trust Company
                                                 dated 8/31/99, 5.41%, due 9/1/99
                                                 (Cost: $186,000)                                       186,000      186,000
                                                 ----------------------------------------------------------------------------
                                                 TOTAL INVESTMENT PORTFOLIO - 100%
                                                 (Cost: $1,945,419)                                                2,127,161
                                                 ----------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Notes to Portfolio of Investments
-----------------------------------------------------------------------------------------------------------------------------

(a)      Non-income producing security.

(b) Repurchase agreement is fully collateralized by U.S. Treasury or Government securities. The collateral is monitored daily by the fund so that its market value is at least equal to the carrying value of the repurchase agreement, including accrued interest.

Based on the cost of investments of $1,945,665 for federal income tax purposes at August 31, 1999, the gross unrealized appreciation was $244,227, the gross unrealized depreciation was $62,731 and the net unrealized appreciation on investments was $181,496.

See accompanying Notes to Financial Statements.

The Board of Trustees and Shareholders
Kemper Large Company Growth Fund

         We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper Large Company Growth Fund (one of the portfolios constituting Kemper Funds Trust Series) as of August 31, 1999, and the related statements of operations and changes in net assets and the financial highlights for the period from December 31, 1998 (commencement of operations) to August 31, 1999. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of August 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Large Company Growth Fund at August 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the period from December 31, 1998 (commencement of operations) to August 31, 1999, in conformity with generally accepted accounting principles.

                           ERSNT & YOUNG LLP

Chicago, Illinois
October 19, 1999

Statement of Assets & Liabilities
August 31, 1999

--------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------
Investments, at value
(Cost:  $1,945,419)                                                  $2,127,161
--------------------------------------------------------------------------------
Cash                                                                        633
--------------------------------------------------------------------------------
Receivable for:

       Dividends                                                            591
--------------------------------------------------------------------------------
       Interest                                                              28
--------------------------------------------------------------------------------
Due from advisor                                                          3,963
--------------------------------------------------------------------------------
    Total assets                                                      2,132,376
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------
Payable for:

       Investments purchased                                             20,738
--------------------------------------------------------------------------------
       Management fee                                                     1,233
--------------------------------------------------------------------------------
       Distribution services fee                                            879
--------------------------------------------------------------------------------
       Custodian and transfer agent fees and related expenses             1,343
--------------------------------------------------------------------------------
       Other                                                                367
--------------------------------------------------------------------------------
            Total liabilities                                            24,560
--------------------------------------------------------------------------------
Net assets, at market value                                          $2,107,816
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net assets
--------------------------------------------------------------------------------
Net assets consist of:
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments              $181,742
--------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                     (51,838)
--------------------------------------------------------------------------------
Paid-in capital                                                       1,977,912
--------------------------------------------------------------------------------
Net assets, at market value                                          $2,107,816
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The pricing of shares
--------------------------------------------------------------------------------
Class A Shares

Net asset value and redemption price per share
($705,556 / 70,201 shares outstanding)                                   $10.05
--------------------------------------------------------------------------------
Maximum offering price per share
(net asset value, plus 6.10% of
net asset value or 5.75% of offering price)                              $10.66
--------------------------------------------------------------------------------
Class B Shares

Net asset value and redemption price
(subject to contingent deferred sales charge) per share
($701,123 / 70,182 shares outstanding)                                    $9.99
--------------------------------------------------------------------------------
Class C Shares

Net asset value and redemption price
(subject to contingent deferred sales charge) per share
($701,137 / 70,182 shares outstanding)                                    $9.99
--------------------------------------------------------------------------------
See accompanying Notes to Financial Statements.

Statement of Operations

For the period from December 31, 1998 (commencement of operations) to August 31, 1999

--------------------------------------------------------------------------------
Investment income
--------------------------------------------------------------------------------
    Dividends (net of foreign taxes withheld of $23)                     $6,833
--------------------------------------------------------------------------------
    Interest income                                                       4,340
--------------------------------------------------------------------------------
       Total investment income                                           11,173
--------------------------------------------------------------------------------
Expenses:

     Management fee                                                       9,516
--------------------------------------------------------------------------------
     Distribution services fee                                            6,789
--------------------------------------------------------------------------------
     Administrative services fee                                          3,399
--------------------------------------------------------------------------------
     Custodian and accounting fees                                        4,535
--------------------------------------------------------------------------------
     Transfer agent fees                                                  1,928
--------------------------------------------------------------------------------
     Trustees' fees                                                       4,007
--------------------------------------------------------------------------------
     Reports to shareholders                                                500
--------------------------------------------------------------------------------
     Auditing                                                             6,667
--------------------------------------------------------------------------------
     Legal                                                                1,246
--------------------------------------------------------------------------------
     Registration fees                                                       83
--------------------------------------------------------------------------------
     Other                                                                1,601
--------------------------------------------------------------------------------
            Total expenses before expense waiver                         40,271
--------------------------------------------------------------------------------
Less expenses waived and absorbed by investment manager                  (6,641)
--------------------------------------------------------------------------------
            Total expenses after expense waiver                          33,630
--------------------------------------------------------------------------------
Net investment income (loss)                                            (22,457)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                                 (51,838)
--------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) on investments     181,742
--------------------------------------------------------------------------------
Net gain (loss) on investments                                          129,904
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $107,447
--------------------------------------------------------------------------------
See accompanying Notes to Financial Statements.

Statement of Changes in Net Assets

For the period from December 31, 1998 (commencement of operations) to August 31, 1999

-----------------------------------------------------------------------------------
Operations and capital share activity
-----------------------------------------------------------------------------------
     Net investment income (loss)                                         ($22,457)
-----------------------------------------------------------------------------------
     Net realized gain (loss) on investments                               (51,838)
-----------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments   181,742
-----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            107,447
-----------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions                  1,967,036
-----------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  2,074,483
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
  Net assets
-----------------------------------------------------------------------------------
Beginning of period                                                         33,333
-----------------------------------------------------------------------------------
End of period                                                           $2,107,816
-----------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Notes to financial statements

1.  Description of the fund
Kemper Large Company Growth Fund (the "fund") is a diversified series of Kemper Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. Currently, shares of the fund are available only to Scudder Kemper Investments, Inc. employees in the following states: California, Connecticut, Florida, Illinois, Kansas, Massachusetts, Missouri, New Hampshire, New Jersey and New York.

The fund offers multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholders services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the fund have equal rights with respect to voting subject to class specific arrangements.

The fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed by the fund in the preparation of its financial statements.

2.  Significant accounting polices
Security valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

All other securities are valued at their fair market value as determined in good faith by the Valuation Committee of the Board of Trustees.

Foreign currency translations. The books and records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount on net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with the net realized and unrealized gains and losses on investment securities.

Repurchase agreements. The fund may enter into repurchase agreements with certain banks and broker/dealers whereby the fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal income taxes. The fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required.

The fund incurred approximately $51,600 of net realized capital losses post October 31, 1998. As permitted by tax regulations, the fund intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2000.

Distribution of income and gains. Distribution of net investment income, if any, is made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the fund.

Investment transactions and investment income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses. Expenses arising in connection with a specific fund are allocated to that fund. Other trust expenses are allocated between the funds in proportion to their relative net assets.


3.  Transactions with affiliates
Management agreement. The fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .70% of the first $250 million of average daily net assets declining to .63% of average daily net assets in excess of $2.5 billion. The fund incurred a management fee of $9,516 for the period ended August 31, 1999.

Scudder Kemper has agreed to temporarily absorb certain operating expenses of the fund. Under this arrangement, Scudder Kemper absorbed expenses of $6,641 for the period ended August 31, 1999.

Underwriting and distribution services agreement. The fund has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). For services under the distribution services agreement, the fund pays KDI a fee of
 .75% of average daily net assets of Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and

Class C
shares. In addition, KDI receives any contingent deferred sales charges from redemptions of Class B and Class C shares. Distribution fees received by KDI for the period ended August 31, 1999 are $6,789.

Administrative services agreement. The fund has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. The fund incurred no administrative services fees for the period ended August 31, 1999, after an expense absorption by Scudder Kemper.

Shareholder services agreement. Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the fund. Under the agreement, KSvC earned transfer agency fees of $763 for the period ended August 31, 1999.

Fund accounting agent. Scudder Fund Accounting Corporation (SFAC) is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the fund. The fund incurred no accounting fees for the period ended August 31, 1999, after an expense absorption by Scudder Kemper.

Officers and trustees. Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. During the period ended August 31, 1999, the fund made no payments to its officers or trustees and incurred trustees' fees of $4,007 to independent trustees.

4.  Investment transactions
For the period ended August 31, 1999, investment transactions (excluding short-term instruments) are as follows:

Purchases
                                                           $2,636,488
Proceeds from sales
                                                           825,231


5.  Capital share transactions
The following table summarizes the activity in capital shares of the fund:

                                        For the period December 31, 1998
                                          (commencement of operations)
                                               to August 31, 1999
                                               ------------------
                                       Shares                      Amount
--------------------------------------------------------------------------------
Shares sold
--------------------------------------------------------------------------------
Class A                                69,046                     $   655,967
--------------------------------------------------------------------------------
Class B                                69,012                       655,641
--------------------------------------------------------------------------------
Class C                                69,012                       655,641
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Shares redeemed
--------------------------------------------------------------------------------
Class A                                   (15)                             (213)
--------------------------------------------------------------------------------
Net increase from
capital share transactions                                        $1,967,036
--------------------------------------------------------------------------------

Financial Highlights

For the period from December 31, 1998 (commencement of operations) to August 31, 1999

                                                   Class A    Class B      Class C
------------------------------------------------------------  ---------   ----------
 Per share operating performance
------------------------------------------------------------  ---------   ----------
Net asset value, beginning of period                 $9.50        9.50         9.50
------------------------------------------------------------  ---------   ----------
Income from investment operations:

   Net investment income (loss)                       (.07)       (.14)        (.14)
------------------------------------------------------------  ---------   ----------
   Net realized and unrealized gain (loss)             .62         .63          .63
------------------------------------------------------------  ---------   ----------
Total from investment operations                       .55         .49          .49
------------------------------------------------------------  ---------   ----------
Net asset value, end of period                      $10.05        9.99         9.99
------------------------------------------------------------  ---------   ----------
Total return (not annualized)                        5.79%       5.16%        5.16%
------------------------------------------------------------  ---------   ----------
Ratios to average net assets (annualized)
------------------------------------------------------------  ---------   ----------
Expenses                                             1.85%      2.77 %       2.77 %
-----------------------------------------------------------   ---------   ----------
Net investment income (loss)                         (1.02)%     (1.95)%      (1.95)%
-----------------------------------------------------------   ---------   ----------
Other ratios to average net assets (annualized)
------------------------------------------------------------  ---------   ----------
Expenses                                             2.35%       3.27%        3.27%
-----------------------------------------------------------   ---------   ----------
Net investment income (loss)                         (1.52)%     (2.45)%     (2.45)%
-----------------------------------------------------------   ---------   ----------

------------------------------------------------------------------------------------
Supplemental data for all classes
------------------------------------------------------------------------------------
Net assets at end of period                                              $ 2,107,816
------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                             64%
------------------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges. Scudder Kemper Investments, Inc. has agreed to temporarily waive and absorb certain operating expenses of the fund. The other ratios to average net assets are computed without this expense absorption. Per share data for the period ended August 31, 1999 was determined based on average shares outstanding.

--------------------------------------------------------------------------------
Tax Information
--------------------------------------------------------------------------------
Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Kemper Fund account, please call 1-800-621-1048.

                               Trustees & Officers
                               -------------------


Trustees                       Officers

James E. Akin s                Mark S. Cassady            Maureen E. Kane
Trustee                        President                  Assistant Secretary

James R. Edgar                 Philip J. Collora          Caroline Pearson
Trustee                        Vice President and         Assistant Secretary
                               Secretary
Arthur R. Gottschalk
Trustee                        John R. Hebble
                               Treasurer
Frederick T. Kelsey
Trustee                        Brenda Lyons
                               Assistant Treasurer
Thomas W. Littauer
Trustee and                    Valerie Malter
Vice President                 Vice President

Katherine L. Quirk             Ann M. McCreary
Trustee and                    Vice President
Vice President
                               Elizabeth D. Smith
Fred B. Renwick                Vice President
Trustee
                               William F. Truscott
Cornelia Small                 Vice President
Trustee and
Vice President                 Robert Tymoczko
                               Vice President
John G Weithers
Trustee                        Linda J. Wondrack
                               Vice President
--------------------------------------------------------------------------------


Legal Counsel              Dechert Price & Rhodes
                           Ten Post Office Square
                           Boston, MA. 02109

Shareholder                Kemper Service Company
Service Agent              P.O. Box 419557
And Transfer Agent         Kansas City, MO 64141


Custodian                  State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Ma 02110

Independent                Ernst & Young LLP
Auditors                   233 South Wacker Drive
                           Chicago, Il 60606

Principal                  Kemper Distributors, Inc.
Underwriter                222 South Riverside Plaza Chicago, Il 60606-5808
                           www.kemper.com

This report is not to be distributed unless preceded or accompanied by a Kemper Style prospectus.